Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Variable Interest Entities

15. VARIABLE INTEREST ENTITIES

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether we are the primary beneficiary of a VIE, we consider factors such as equity at risk, the amount of the VIE's variability we absorb, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. We believe that significant assumptions and judgments were applied consistently.

We are the primary beneficiary of Sabine, DCC Fuel, AEP Credit, Transition Funding and a protected cell of EIS. In addition, we have not provided material financial or other support to Sabine, DCC Fuel, Transition Funding, our protected cell of EIS and AEP Credit that was not previously contractually required. We hold a significant variable interest in DHLC and Potomac-Appalachian Transmission Highline, LLC West Virginia Series (West Virginia Series).

Sabine is a mining operator providing mining services to SWEPCo. SWEPCo has no equity investment in Sabine but is Sabine's only customer. SWEPCo guarantees the debt obligations and lease obligations of Sabine. Under the terms of the note agreements, substantially all assets are pledged and all rights under the lignite mining agreement are assigned to SWEPCo. The creditors of Sabine have no recourse to any AEP entity other than SWEPCo. Under the provisions of the mining agreement, SWEPCo is required to pay, as a part of the cost of lignite delivered, an amount equal to mining costs plus a management fee. In addition, SWEPCo determines how much coal will be mined each year. Based on these facts, management concluded that SWEPCo is the primary beneficiary and is required to consolidate Sabine. SWEPCo's total billings from Sabine for the years ended December 31, 2012, 2011 and 2010 were $147 million, $128 million and $133 million, respectively. See the tables below for the classification of Sabine's assets and liabilities on the balance sheets.

Our subsidiaries participate in one protected cell of EIS for approximately ten lines of insurance. EIS has multiple protected cells. Neither AEP nor its subsidiaries have an equity investment in EIS. The AEP System is essentially this EIS cell's only participant, but allows certain third parties access to this insurance. Our subsidiaries and any allowed third parties share in the insurance coverage, premiums and risk of loss from claims. Based on our control and the structure of the protected cell and EIS, management concluded that we are the primary beneficiary of the protected cell and are required to consolidate its assets and liabilities. Our insurance premium payments to the protected cell for the years ended December 31, 2012, 2011 and 2010 were $32 million, $48 million and $35 million, respectively. See the tables below for the classification of the protected cell's assets and liabilities on the balance sheets. The amount reported as equity is the protected cell's policy holders' surplus.

I&M has nuclear fuel lease agreements with DCC Fuel LLC, DCC Fuel II LLC, DCC Fuel III LLC, DCC Fuel IV LLC and DCC Fuel V LLC (collectively DCC Fuel). DCC Fuel was formed for the purpose of acquiring, owning and leasing nuclear fuel to I&M. DCC Fuel purchased the nuclear fuel from I&M with funds received from the issuance of notes to financial institutions. Each entity is a single-lessee leasing arrangement with only one asset and is capitalized with all debt. Each is a separate legal entity from I&M, the assets of which are not available to satisfy the debts of I&M. Payments on the leases for the years ended December 31, 2012, 2011 and 2010 were $127 million, $85 million and $59 million, respectively. The leases were recorded as capital leases on I&M's balance sheet as title to the nuclear fuel transfers to I&M at the end of the respective lease terms, which do not exceed 54 months. Based on our control of DCC Fuel, management concluded that I&M is the primary beneficiary and is required to consolidate DCC Fuel. The capital leases are eliminated upon consolidation. See the tables below for the classification of DCC Fuel's assets and liabilities on the balance sheets.

AEP Credit is a wholly-owned subsidiary of AEP. AEP Credit purchases, without recourse, accounts receivable from certain utility subsidiaries of AEP to reduce working capital requirements. AEP provides a minimum of 5% equity and up to 20% of AEP Credit's short-term borrowing needs in excess of third party financings. Any third party financing of AEP Credit only has recourse to the receivables securitized for such financing. Based on our control of AEP Credit, management has concluded that we are the primary beneficiary and are required to consolidate its assets and liabilities. See the tables below for the classification of AEP Credit's assets and liabilities on the balance sheets. See “Securitized Accounts Receivables – AEP Credit” section of Note 13.

Transition Funding was formed for the sole purpose of issuing and servicing securitization bonds related to Texas Restructuring Legislation. Management has concluded that TCC is the primary beneficiary of Transition Funding because TCC has the power to direct the most significant activities of the VIE and TCC's equity interest could potentially be significant. Therefore, TCC is required to consolidate Transition Funding. The securitized bonds totaled $2.3 billion and $1.7 billion as of December 31, 2012 and 2011, respectively, and are included in current and long-term debt on the balance sheets. Transition Funding has securitized transition assets of $2.1 billion and $1.6 billion as of December 31, 2012 and 2011, respectively, which are presented separately on the face of the balance sheets. The securitized transition assets represent the right to impose and collect Texas true-up costs from customers receiving electric transmission or distribution service from TCC under recovery mechanisms approved by the PUCT. The securitization bonds are payable only from and secured by the securitized transition assets. The bondholders have no recourse to TCC or any other AEP entity. TCC acts as the servicer for Transition Funding's securitized transition assets and remits all related amounts collected from customers to Transition Funding for interest and principal payments on the securitization bonds and related costs. See the tables below for the classification of Transition Funding's assets and liabilities on the balance sheets.

The balances below represent the assets and liabilities of the VIEs that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2012
(in millions)

					TCC
	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$57	$133	$130	$843	$250
Net Property, Plant and Equipment	170	176	-	-	-
Other Noncurrent Assets	55	92	4	1	2,167	(a)
Total Assets	$282	$401	$134	$844	$2,417

LIABILITIES AND EQUITY
Current Liabilities	$32	$121	$43	$800	$304
Noncurrent Liabilities	250	280	66	1	2,095
Equity	-	-	25	43	18
Total Liabilities and Equity	$282	$401	$134	$844	$2,417

(a) Includes an intercompany item eliminated in consolidation of $89 million.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2011
(in millions)

					TCC
	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$48	$118	$121	$910	$220
Net Property, Plant and Equipment	154	188	-	-	-
Other Noncurrent Assets	42	118	6	1	1,580
Total Assets	$244	$424	$127	$911	$1,800

LIABILITIES AND EQUITY
Current Liabilities	$68	$103	$40	$864	$229
Noncurrent Liabilities	176	321	71	1	1,557
Equity	-	-	16	46	14
Total Liabilities and Equity	$244	$424	$127	$911	$1,800

DHLC is a mining operator that sells 50% of the lignite produced to SWEPCo and 50% to CLECO. SWEPCo and CLECO share the executive board seats and voting rights equally. Each entity guarantees 50% of DHLC's debt. SWEPCo and CLECO equally approve DHLC's annual budget. The creditors of DHLC have no recourse to any AEP entity other than SWEPCo. As SWEPCo is the sole equity owner of DHLC, it receives 100% of the management fee. SWEPCo's total billings from DHLC for the years ended December 31, 2012, 2011 and 2010 were $77 million, $62 million and $56 million, respectively. We are not required to consolidate DHLC as we are not the primary beneficiary, although we hold a significant variable interest in DHLC. Our equity investment in DHLC is included in Deferred Charges and Other Noncurrent Assets on the balance sheets.

Our investment in DHLC was:

	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in millions)
Capital Contribution from SWEPCo	$8	$8	$8	$8
Retained Earnings	1	1	1	1
SWEPCo's Guarantee of Debt	-	49	-	52

Total Investment in DHLC	$9	$58	$9	$61

We and FirstEnergy Corp. (FirstEnergy) have a joint venture in Potomac-Appalachian Transmission Highline, LLC (PATH). PATH is a series limited liability company and was created to construct, through its operating companies, a high-voltage transmission line project in the PJM region. PATH consists of the “West Virginia Series (PATH-WV),” owned equally by subsidiaries of FirstEnergy and AEP, and the “Allegheny Series” which is 100% owned by a subsidiary of FirstEnergy. Provisions exist within the PATH-WV agreement that make it a VIE. The “Allegheny Series” is not considered a VIE. We are not required to consolidate PATH-WV as we are not the primary beneficiary, although we hold a significant variable interest in PATH-WV. Our equity investment in PATH-WV is included in Deferred Charges and Other Noncurrent Assets on the balance sheets. We and FirstEnergy share the returns and losses equally in PATH-WV. Our subsidiaries and FirstEnergy's subsidiaries provide services to the PATH companies through service agreements. The entities recover costs through regulated rates.

In August 2012, the PJM board cancelled the PATH Project, our transmission joint venture with FirstEnergy, and removed it from the 2012 Regional Transmission Expansion Plan. In November 2012, the FERC issued an order accepting AEP's and FirstEnergy's abandonment cost recovery filing which requested authority to recover prudently-incurred costs associated with the PATH Project. The FERC also set the issue of prudency of costs for settlement proceedings.

Our investment in PATH-WV was:

	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
		(in millions)
Capital Contribution from AEP	$19	$19	$19	$19
Retained Earnings	12	12	10	10

Total Investment in PATH-WV	$31	$31	$29	$29

Appalachian Power Co [Member]
Variable Interest Entities

14. VARIABLE INTEREST ENTITIES

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine. I&M is the primary beneficiary of DCC Fuel. APCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC. I&M and OPCo each hold a significant variable interest in AEGCo. SWEPCo holds a significant variable interest in DHLC.

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$195,176	$195,787	$238,367
I&M	127,232	126,505	139,920
OPCo	277,232	279,652	332,431
PSO	89,199	84,028	102,116
SWEPCo	136,642	130,148	147,928

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$29,819	$29,819	$20,812	$20,812
I&M	17,911	17,911	13,741	13,741
OPCo	39,323	39,323	29,823	29,823
PSO	13,381	13,381	9,280	9,280
SWEPCo	19,669	19,669	14,699	14,699

Indiana Michigan Power Co [Member]
Variable Interest Entities

14. VARIABLE INTEREST ENTITIES

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine. I&M is the primary beneficiary of DCC Fuel. APCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC. I&M and OPCo each hold a significant variable interest in AEGCo. SWEPCo holds a significant variable interest in DHLC.

I&M has nuclear fuel lease agreements with DCC Fuel LLC, DCC Fuel II LLC, DCC Fuel III LLC, DCC Fuel IV LLC and DCC Fuel V LLC (collectively DCC Fuel). DCC Fuel was formed for the purpose of acquiring, owning and leasing nuclear fuel to I&M. DCC Fuel purchased the nuclear fuel from I&M with funds received from the issuance of notes to financial institutions. Each entity is a single-lessee leasing arrangement with only one asset and is capitalized with all debt. Each is a separate legal entity from I&M, the assets of which are not available to satisfy the debts of I&M. Payments on the leases for the years ended December 31, 2012, 2011 and 2010 were $127 million, $85 million and $59 million, respectively. The leases were recorded as capital leases on I&M's balance sheet as title to the nuclear fuel transfers to I&M at the end of the respective lease terms, which do not exceed 54 months. Based on I&M's control of DCC Fuel, management concluded that I&M is the primary beneficiary and is required to consolidate DCC Fuel. The capital leases are eliminated upon consolidation. See the table below for the classification of DCC Fuel's assets and liabilities on I&M's balance sheets.

The balances below represent the assets and liabilities of DCC Fuel that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

INDIANA MICHIGAN POWER COMPANY AND SUBSIDIARIES
VARIABLE INTEREST ENTITIES
December 31, 2012 and 2011
(in thousands)
	DCC Fuel
ASSETS	2012	2011
Current Assets	$132,886	$118,144
Net Property, Plant and Equipment	176,065	188,375
Other Noncurrent Assets	92,473	117,772
Total Assets	$401,424	$424,291

LIABILITIES AND EQUITY
Current Liabilities	$120,873	$102,946
Noncurrent Liabilities	280,551	321,345
Equity	-	-
Total Liabilities and Equity	$401,424	$424,291

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$195,176	$195,787	$238,367
I&M	127,232	126,505	139,920
OPCo	277,232	279,652	332,431
PSO	89,199	84,028	102,116
SWEPCo	136,642	130,148	147,928

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$29,819	$29,819	$20,812	$20,812
I&M	17,911	17,911	13,741	13,741
OPCo	39,323	39,323	29,823	29,823
PSO	13,381	13,381	9,280	9,280
SWEPCo	19,669	19,669	14,699	14,699

AEGCo, a wholly-owned subsidiary of AEP, is consolidated by AEP. AEGCo owns a 50% ownership interest in Rockport Plant Unit 1, leases a 50% interest in Rockport Plant Unit 2 and owns 100% of the Lawrenceburg Generating Station. AEGCo sells all the output from the Rockport Plant to I&M and KPCo. AEGCo leases the Lawrenceburg Generating Station to OPCo. AEP guarantees all the debt obligations of AEGCo. I&M and OPCo are considered to have a significant interest in AEGCo due to these transactions. I&M and OPCo are exposed to losses to the extent they cannot recover the costs of AEGCo through their normal business operations. In the event AEGCo would require financing or other support outside the billings to I&M, OPCo and KPCo, this financing would be provided by AEP. For additional information regarding AEGCo's lease, see “Rockport Lease” section of Note 11.

Total billings from AEGCo were as follows:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
I&M	$238,865	$228,739	$235,741
OPCo	203,582	185,741	113,801

The carrying amount and classification of variable interest in AEGCo's accounts payable are as follows:

	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure

	(in thousands)
I&M	$25,498	$25,498	$25,731	$25,731
OPCo	16,302	16,302	22,139	22,139

Ohio Power Co [Member]
Variable Interest Entities

14. VARIABLE INTEREST ENTITIES

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine. I&M is the primary beneficiary of DCC Fuel. APCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC. I&M and OPCo each hold a significant variable interest in AEGCo. SWEPCo holds a significant variable interest in DHLC.

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$195,176	$195,787	$238,367
I&M	127,232	126,505	139,920
OPCo	277,232	279,652	332,431
PSO	89,199	84,028	102,116
SWEPCo	136,642	130,148	147,928

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$29,819	$29,819	$20,812	$20,812
I&M	17,911	17,911	13,741	13,741
OPCo	39,323	39,323	29,823	29,823
PSO	13,381	13,381	9,280	9,280
SWEPCo	19,669	19,669	14,699	14,699

AEGCo, a wholly-owned subsidiary of AEP, is consolidated by AEP. AEGCo owns a 50% ownership interest in Rockport Plant Unit 1, leases a 50% interest in Rockport Plant Unit 2 and owns 100% of the Lawrenceburg Generating Station. AEGCo sells all the output from the Rockport Plant to I&M and KPCo. AEGCo leases the Lawrenceburg Generating Station to OPCo. AEP guarantees all the debt obligations of AEGCo. I&M and OPCo are considered to have a significant interest in AEGCo due to these transactions. I&M and OPCo are exposed to losses to the extent they cannot recover the costs of AEGCo through their normal business operations. In the event AEGCo would require financing or other support outside the billings to I&M, OPCo and KPCo, this financing would be provided by AEP. For additional information regarding AEGCo's lease, see “Rockport Lease” section of Note 11.

Total billings from AEGCo were as follows:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
I&M	$238,865	$228,739	$235,741
OPCo	203,582	185,741	113,801

The carrying amount and classification of variable interest in AEGCo's accounts payable are as follows:

	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure

	(in thousands)
I&M	$25,498	$25,498	$25,731	$25,731
OPCo	16,302	16,302	22,139	22,139

Public Service Co of Oklahoma [Member]
Variable Interest Entities

14. VARIABLE INTEREST ENTITIES

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine. I&M is the primary beneficiary of DCC Fuel. APCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC. I&M and OPCo each hold a significant variable interest in AEGCo. SWEPCo holds a significant variable interest in DHLC.

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$195,176	$195,787	$238,367
I&M	127,232	126,505	139,920
OPCo	277,232	279,652	332,431
PSO	89,199	84,028	102,116
SWEPCo	136,642	130,148	147,928

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$29,819	$29,819	$20,812	$20,812
I&M	17,911	17,911	13,741	13,741
OPCo	39,323	39,323	29,823	29,823
PSO	13,381	13,381	9,280	9,280
SWEPCo	19,669	19,669	14,699	14,699

Southwestern Electric Power Co [Member]
Variable Interest Entities

14. VARIABLE INTEREST ENTITIES

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE, variable interests held by related parties and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine. I&M is the primary beneficiary of DCC Fuel. APCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC. I&M and OPCo each hold a significant variable interest in AEGCo. SWEPCo holds a significant variable interest in DHLC.

Sabine is a mining operator providing mining services to SWEPCo. SWEPCo has no equity investment in Sabine but is Sabine's only customer. SWEPCo guarantees the debt obligations and lease obligations of Sabine. Under the terms of the note agreements, substantially all assets are pledged and all rights under the lignite mining agreement are assigned to SWEPCo. The creditors of Sabine have no recourse to any AEP entity other than SWEPCo. Under the provisions of the mining agreement, SWEPCo is required to pay, as a part of the cost of lignite delivered, an amount equal to mining costs plus a management fee. In addition, SWEPCo determines how much coal will be mined each year. Based on these facts, management concluded that SWEPCo is the primary beneficiary and is required to consolidate Sabine. SWEPCo's total billings from Sabine for the years ended December 31, 2012, 2011 and 2010 were $147 million, $128 million and $133 million, respectively. See the tables below for the classification of Sabine's assets and liabilities on SWEPCo's balance sheets.

The balances below represent the assets and liabilities of Sabine that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

SOUTHWESTERN ELECTRIC POWER COMPANY CONSOLIDATED
VARIABLE INTEREST ENTITIES
December 31, 2012 and 2011
(in thousands)
	Sabine
	2012	2011
ASSETS
Current Assets	$56,535	$48,044
Net Property, Plant and Equipment	170,436	153,715
Other Noncurrent Assets	55,076	42,574
Total Assets	$282,047	$244,333

LIABILITIES AND EQUITY
Current Liabilities	$31,446	$67,779
Noncurrent Liabilities	250,340	176,163
Equity	261	391
Total Liabilities and Equity	$282,047	$244,333

DHLC is a mining operator which sells 50% of the lignite produced to SWEPCo and 50% to CLECO. SWEPCo and CLECO share the executive board seats and voting rights equally. Each entity guarantees 50% of DHLC's debt. SWEPCo and CLECO equally approve DHLC's annual budget. The creditors of DHLC have no recourse to any AEP entity other than SWEPCo. As SWEPCo is the sole equity owner of DHLC, it receives 100% of the management fee. SWEPCo's total billings from DHLC for the years ended December 31, 2012, 2011 and 2010 were $77 million, $62 million and $56 million, respectively. SWEPCo is not required to consolidate DHLC as it is not the primary beneficiary, although SWEPCo holds a significant variable interest in DHLC. SWEPCo's equity investment in DHLC is included in Deferred Charges and Other Noncurrent Assets on SWEPCo's balance sheets.

SWEPCo's investment in DHLC was:

	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
Capital Contribution from SWEPCo	$7,643	$7,643	$7,643	$7,643
Retained Earnings	946	946	1,120	1,120
SWEPCo's Guarantee of Debt	-	49,564	-	52,310

Total Investment in DHLC	$8,589	$58,153	$8,763	$61,073

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to their activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$195,176	$195,787	$238,367
I&M	127,232	126,505	139,920
OPCo	277,232	279,652	332,431
PSO	89,199	84,028	102,116
SWEPCo	136,642	130,148	147,928

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	December 31,
	2012		2011
	As Reported on	Maximum	As Reported on	Maximum
Company	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in thousands)
APCo	$29,819	$29,819	$20,812	$20,812
I&M	17,911	17,911	13,741	13,741
OPCo	39,323	39,323	29,823	29,823
PSO	13,381	13,381	9,280	9,280
SWEPCo	19,669	19,669	14,699	14,699